SHARE-BASED PAYMENTS - Narrative (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted	0.35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted	0.65
RSU’s
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU’s
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term	5 years
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term	3 years
2019 & 2023 ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life of outstanding shares	3 years 6 months	4 years 6 months